--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 MORLEY CAPITAL
                               ACCUMULATION FUND

                                 ANNUAL REPORT
                                OCTOBER 31, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        MORLEY CAPITAL ACCUMULATION FUND
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

Management Discussion of Performance........................    3
Statement of Investments....................................    4
Statement of Assets and Liabilities.........................    5
Statement of Operations.....................................    6
Statement of Changes in Net Assets..........................    7
Financial Highlights........................................    8
Notes to Financial Statements...............................    9
Independent Auditors' Report................................   14

MANAGEMENT DISCUSSION OF PERFORMANCE

The total return for the Morley Capital Appreciation Fund, Institutional Class ("IC") for the period ended October 31, 1999 was 3.91%*, compared to 0.05% for the Lehman Brothers Intermediate Corporate/Government Bond Index, the Fund's benchmark, and 3.87% the Dealer Commercial Paper (90 day) Rate as published in the Wall Street Journal.

The Fund began on February 1, 1999, and began operations by investing in mortgage-backed securities issued by federal agencies such as Federal Home Loan Bank System (FHLB) and Federal Home Loan Mortgage Corp. (FHLMC). Management believed that these securities offered the highest available yield consistent with safety of principal and reasonable market performance. This sector allocation proved fortunate as the interest rate spreads on the Fund's securities narrowed relative to Treasury securities, thereby enabling the Fund to outperform competing securities on a price basis. This was despite the fact that interest rates in general rose by more than 1.25% between February and October.

The most prominent feature of the Fund effecting performance during this period has been the effect of the "wrap contracts," which helps maintain a stable value of the principal of the Fund. At all times during this period, the net asset value of the shares has been maintained at $10.00. During the same nine month period, the total return was 3.60% for ISC and IRA Shares and 3.91% for IC Shares. By contrast, the Lehman Brothers Intermediate Government/Corporate Index (an index consisting of securities of comparable credit quality and duration) produced flat returns of 0.05% as sharp increases in interest rates resulted in lower bond prices that essentially offset any coupon interest received.

As the new fiscal year begins, interest rates may continue to rise as the Federal Reserve strives to control inflation against a background of strong domestic, and improving international, economic activity. If such an environment persists, the Fund will continue to pay wrap premiums and show the value of "wrap contracts" in maintaining the value of shareholders' invested principal. At the same time, management believes that the agency mortgage-backed securities sector continues to offer the best relative blend of yield, safety, and marketability, and plans to remain invested in this sector.
---------------

*Assuming all distributions are reinvested.
None of the shares are subject to front-end sales charges.

            PORTFOLIO COMPOSITION
            (Subject to Change)

----------------------------------------------
Repurchase Agreement                      2.7%
----------------------------------------------
U.S. Government Obligations              94.0%
----------------------------------------------

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Period Ended October 31, 1999)

 YEARS   ISC SHARES    IC SHARES   IRA SHARES
----------------------------------------------
Life**      3.60%        3.91%        3.60%
----------------------------------------------

Past performance is no guarantee of future results.

There are no sales charges on the Shares of the Morley Capital Accumulation
Fund.

** All 3 classes of shares were first offered to the public on February 1, 1999.

Fund Performance

ISC SHARES                                   ISC SHARES             IC SHARES              IRA SHARES               LBIC/G
----------                                   ----------             ---------              ----------               ------
2/99                                          10000.00               10000.00               10000.00               10000.00
1999                                          10360.00               10391.00               10360.00               10005.00

Comparative performance of $10,000 invested in the Fund and the Lehman Brothers Intermediate Corporate/Government Bond Index (LBIC/GB)*** since inception (2/1/99) to 10/31/99. Unlike our Fund, the index does not reflect any fees or expenses.

*** The LBIC/GB generally reflects the total return of intermediate-term U.S.
    government and corporate securities.

                  MORLEY CAPITAL ACCUMULATION FUND ANNUAL REPORT               3

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                  STATEMENT OF INVESTMENTS -- OCTOBER 31, 1999

---------------------------------------------------------
PRINCIPAL   SECURITY                                VALUE
---------------------------------------------------------
            U.S. GOVERNMENT SPONSORED AND AGENCY
            OBLIGATIONS (94.0%)
            GOVERNMENT AGENCY (5.0%)
$ 400,000   FHLB, 6.25%, 07/19/02               $ 398,035
                                                ---------
            TOTAL GOVERNMENT AGENCY
            (cost $400,000)                       398,035
                                                ---------
            GOVERNMENT SPONSORED AND AGENCY-
            COLLATERALIZED MORTGAGE
            OBLIGATIONS (89.0%)
1,224,800   FHLMC Gold 15 Year, Pool E00616,
            6.00%, 01/01/04                     1,179,441
  709,502   FHLMC Gold 15 Year, Pool E74820,
            6.00%, 01/01/09                       691,113
  995,999   FNMA Pool 496705, 6.50%, 08/01/06     982,449
1,180,462   FNMA Pool 252318, 6.00%, 02/01/09   1,155,857
2,034,203   FNMA REMIC Series 24-BA, 6.00%,
            11/18/23                            1,970,087
1,204,693   GNMA REMIC Series 18-B, 6.25%,
            07/16/26                            1,155,926
                                                ---------
            TOTAL GOVERNMENT SPONSORED AND
            AGENCY-COLLATERALIZED MORTGAGE
            OBLIGATIONS
            (cost $7,311,298)                   7,134,873
                                                ---------
            TOTAL U.S. GOVERNMENT SPONSORED
            AND AGENCY OBLIGATIONS
            (cost $7,711,298)                   7,532,908
                                                ---------

---------------------------------------------------------
PRINCIPAL   SECURITY                                VALUE
---------------------------------------------------------
            REPURCHASE AGREEMENT (2.7%)
$ 213,000   Fifth Third Bank 5.06%, 11/01/99,
            Collateralized by $218,000 FHLMC
            Gold 15 Year, Pool E00570, 6.00%,
            09/01/13, market value $218,000
            (cost $213,000)                     $ 213,000
                                                ---------
            TOTAL INVESTMENTS
            (cost $7,924,298)                   $7,745,908
                                                =========

--------------------------------------------------------------------------------

The abbreviations in the above statement stand for the following:

  FHLB                Federal Home Loan Bank System
  FHLMC               Federal Home Loan Mortgage Corp.
  FNMA                Federal National Mortgage Association
  GNMA                Government National Mortgage Association
  REMIC               Real Estate Mortgage Investment Conduit

VALUE OF WRAP CONTRACTS:
Wrap contract with Bank of America NT&SA                        $ 59,463
Wrap contract with Deutsche Bank America                          59,463
Wrap contract with Transamerica Life Insurance Company            59,464
                                                                --------
TOTAL WRAPPER CONTRACTS                                         $178,390
                                                                ========
Wrap Contracts:  Each wrap contract obligates the wrapper
provider to maintain the book value of a portion of the
Fund's assets upon the occurrence of certain specified
events. Value of wrap contracts is the fair value as
determined under valuation procedures approved by the
Trust's Board of Trustees.

------------------------------------------------------

Cost also represents cost for Federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.


4             MORLEY CAPITAL ACCUMULATION FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                OCTOBER 31, 1999
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $7,711,298)       $ 7,532,908
  Repurchase agreements (cost $213,000)                           213,000
  Wrap contracts, at value                                        178,390
  Cash                                                                611
  Receivable from adviser                                          37,444
  Accrued interest and dividends receivable                        38,723
  Prepaid assets                                                   20,377
  Other receivables                                                    27
                                                              -----------
       Total assets                                             8,021,480
                                                              -----------
LIABILITIES
  Accrued management fees                                           1,721
  Accrued fund administration fees                                    435
  Accrued distribution fees, ISC Shares                               250
  Accrued distribution fees, IRA Shares                               387
  Accrued transfer agent fees, ISC Shares                              10
  Accrued transfer agent fees, IC Shares                               43
  Accrued transfer agent fees, IRA Shares                              16
  Accrued wrap contract premiums, ISC Shares                           32
  Accrued wrap contract premiums, IC Shares                           663
  Accrued wrap contract premiums, IRA Shares                          316
  Other accrued expenses                                            7,514
                                                              -----------
       Total liabilities                                           11,387
                                                              -----------
NET ASSETS                                                    $ 8,010,093
                                                              ===========
NET ASSETS REPRESENTED BY:
  Capital                                                     $ 8,010,117
  Net unrealized depreciation on investments and wrap
    contracts                                                      (5,760)
  Accumulated net investment income                                 7,549
  Accumulated net realized (loss) from investments                 (1,813)
                                                              -----------
NET ASSETS                                                    $ 8,010,093
                                                              ===========
NET ASSETS:
  ISC Shares                                                  $ 1,050,553
  IC Shares                                                     5,131,013
  IRA Shares                                                    1,828,527
                                                              -----------
       Total                                                  $ 8,010,093
                                                              ===========
SHARES OUTSTANDING (unlimited number of shares authorized):
  ISC Shares                                                      105,056
  IC Shares                                                       513,103
  IRA Shares                                                      182,853
                                                              -----------
       Total                                                      801,012
                                                              ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
  ISC Shares                                                  $     10.00
  IC Shares                                                   $     10.00
  IRA Shares                                                  $     10.00

------------------------------------------------------

* None of the share classes are subject to a front-end sales charge.

See accompanying notes to financial statements.

               MORLEY CAPITAL ACCUMULATION FUND ANNUAL REPORT                  5

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                            STATEMENT OF OPERATIONS

          FOR THE PERIOD FROM FEBRUARY 1, 1999 TO OCTOBER 31, 1999 (a)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
INCOME:
  Interest                                                      $ 237,192
                                                                ---------
EXPENSES:
  Investment management fees                                       14,495
  Distribution fees, ISC Shares                                     1,932
  Distribution fees, IRA Shares                                     2,138
  Fund administration fees                                          2,899
  Transfer agent fees, ISC Shares                                      78
  Transfer agent fees, IC Shares                                      251
  Transfer agent fees, IRA Shares                                      86
  Wrap contract premiums, ISC Shares                                1,005
  Wrap contract premiums, IC Shares                                 3,267
  Wrap contract premiums, IRA Shares                                1,881
  Professional services                                           111,742
  Shareholders' reports                                            27,499
  Registration fees                                                19,000
  Custodian fees                                                      499
  Trustees' fees and expenses                                         125
  Other                                                             5,523
                                                                ---------
     Total expenses before waived or reimbursed expenses          192,420
     Total waived or reimbursed expenses                         (163,137)
                                                                ---------
     Net expenses                                                  29,283
                                                                ---------
NET INVESTMENT INCOME                                           $ 207,909
                                                                =========
NET REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS
  AND WRAP CONTRACTS:
  Net change in unrealized depreciation of investments          $(178,390)
  Net change in unrealized appreciation of wrap contracts       $ 178,390
                                                                ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  WRAP CONTRACTS                                                       --
                                                                ---------
NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                                  $ 207,909
                                                                =========

------------------------------------------------------

(a) The Fund commenced operations and all three Classes of Shares were offered first on February 1, 1999.

See accompanying notes to financial statements.

6                 MORLEY CAPITAL ACCUMULATION FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                       STATEMENT OF CHANGES IN NET ASSETS

          FOR THE PERIOD FROM FEBRUARY 1, 1999 TO OCTOBER 31, 1999 (a)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                         $   207,909
  Net change in unrealized depreciation of investments             (178,390)
  Net change in unrealized appreciation of wrap contracts           178,390
                                                                -----------
  Net increase in net assets resulting from operations              207,909
                                                                -----------
DISTRIBUTIONS TO ISC SHAREHOLDERS FROM:
  Net investment income                                             (36,651)
                                                                -----------
DISTRIBUTIONS TO IC SHAREHOLDERS FROM:
  Net investment income                                            (130,488)
                                                                -----------
DISTRIBUTIONS TO IRA SHAREHOLDERS FROM:
  Net investment income                                             (40,794)
                                                                -----------
DECREASE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS              (207,933)
                                                                -----------
CAPITAL SHARE TRANSACTIONS:*
  Net proceeds from sale of shares                                9,324,720
  Net asset value of shares issued to shareholders from
     reinvestment of dividends                                      207,718
  Cost of shares redeemed                                        (1,522,321)
                                                                -----------
       Increase in net assets derived from capital share
        transactions                                              8,010,117
                                                                -----------
NET INCREASE IN NET ASSETS                                        8,010,093
NET ASSETS -- BEGINNING OF PERIOD                                        --
                                                                -----------
NET ASSETS--END OF PERIOD                                       $ 8,010,093
                                                                ===========
Undistributed net investment income included in net assets
  at end of period                                              $     7,549
                                                                ===========
Distributions in excess of net realized gain (loss) on
  investments included in net assets at end of period           $    (1,813)
                                                                ===========
SHARE ACTIVITY:*
  Shares sold                                                       932,471
  Reinvestment of dividends                                          20,773
  Shares redeemed                                                  (152,232)
                                                                -----------
Net increase in number of shares                                    801,012
                                                                ===========

------------------------------------------------------

* Both the Capital Share Transactions and Share Activity sections represent ISC, IC, and IRA Shares collectively.

(a) The Fund commenced operations and all three Classes of Shares were offered first on February 1, 1999.

See accompanying notes to financial statements.

                MORLEY CAPITAL ACCUMULATION FUND ANNUAL REPORT                 7

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                              FINANCIAL HIGHLIGHTS

              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
--------------------------------------------------------------------------------

                                               ISC SHARES (a)         IC SHARES (a)        IRA SHARES (a)
                                             -------------------   -------------------   -------------------
                                                 PERIOD FROM           PERIOD FROM           PERIOD FROM
                                              FEBRUARY 1, 1999      FEBRUARY 1, 1999      FEBRUARY 1, 1999
                                             TO OCTOBER 31, 1999   TO OCTOBER 31, 1999   TO OCTOBER 31, 1999
                                             -------------------   -------------------   -------------------
NET ASSET VALUE -- BEGINNING OF PERIOD             $ 10.00               $ 10.00               $ 10.00
  Net investment income                               0.35                  0.38                  0.35
  Dividends from net investment income               (0.35)                (0.38)                (0.35)
                                                   -------               -------               -------
NET ASSET VALUE -- END OF PERIOD                   $ 10.00               $ 10.00               $ 10.00
                                                   =======               =======               =======
  Total Return                                        3.60%                 3.91%                 3.60%
  Net Assets, End of Period (000)                  $ 1,051               $ 5,131               $ 1,829
  Ratio of expenses to average net assets             0.95%(b)              0.55%(b)              0.95%(b)
  Ratio of expenses to average net assets*            6.10%(b)              4.18%(b)              4.65%(b)
  Ratio of net investment income to average
     net assets                                       4.74%(b)              5.17%(b)              4.77%(b)
  Ratio of net investment income to average
     net assets*                                     (0.41%)(b)             1.54%(b)              1.07%(b)
  Portfolio turnover(c)                                8.2%                  8.2%                  8.2%

------------------------------------------------------
*  Ratios calculated as if no fees waived or expenses reimbursed.

(a) The Fund commenced operations and all three Classes of Shares were offered first on February 1, 1999.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to the financial statements.

8                 MORLEY CAPITAL ACCUMULATION FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                       NOTES TO THE FINANCIAL STATEMENTS

                                OCTOBER 31, 1999
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nationwide Mutual Funds ("NMF" or the "Trust"), formerly known as Nationwide Investing Foundation III, is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 30, 1997, as amended as of November 5, 1999, and is registered under the Investment Company Act of 1940, as amended. The Trust offers shares in fifteen separate series, or mutual funds, each with its own investment objectives. The accompanying financial statements and financial highlights relate to the Morley Capital Accumulation Fund (the "Fund") only, a diversified portfolio.

The Fund currently offers three classes of shares: Institutional Service Class ("ISC Shares"), Institutional Class ("IC Shares"), and IRA Class ("IRA Shares"). ISC and IRA Shares are both subject to a 0.25% distribution fee and a 0.15% administrative servicing fee, while IC Shares are not subject to either. There were no administrative servicing fees for the period ended October 31, 1999.

(A) SECURITY VALUATION

          1. U.S. Government and agency securities are valued at the last quoted bid price as provided by an independent pricing agent. All other debt securities are valued by a combination of daily quotes and matrix evaluations.

          2. The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian or an approved sub-custodian.

          3. The aggregate value of the Fund's wrap contracts (see note 1.(g)) will typically equal the difference between the Fund's book value (purchase price of the underlying assets minus sale price of the underlying assets liquidated to fund share redemptions, plus interest accrued at the crediting rate) and market value (plus accrued interest). The wrap contracts will be an asset on the balance sheet if the book value is greater than market value or a liability on the balance sheet if the book value is less than market value. The Trust's Board of Trustees has approved a fair valuation methodology to value the wrap contracts which takes into account the ability of each wrap provider to fulfill its contractual obligations.

          4. Securities for which reliable market quotations are not available or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgement of the Fund's investment adviser, are valued in accordance with procedures authorized by the Trust's Board of Trustees.

(B) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the pro rata amortization of premium or discount.

(C) FEDERAL INCOME TAXES

The Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code, and to distribute all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Fund to continue such qualification and to distribute all taxable income, if any,

                 MORLEY CAPITAL ACCUMULATION FUND ANNUAL REPORT                9

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                OCTOBER 31, 1999
--------------------------------------------------------------------------------

to its shareholders. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the Fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

For the period ended October 31, 1999, the Fund had a capital loss carry over $1,813. If unused it will expire in 8 years.

(D) DIVIDENDS TO SHAREHOLDERS

          1) Dividend income, if any, is declared and recorded daily and paid monthly.

          2) Distributable net realized capital gains, if any, are declared and distributed at least annually.

          3) Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the Fund. For the period ended October 31, 1999, a $5,760 reclassification was made to increase net unrealized depreciation on investments and wrap contracts. In addition, a reclassification was made to increase accumulated net investment income by $1,813 and to increase accumulated net realized loss from investments by $1,813.

(E) EXPENSES

General expenses of the Trust, not directly attributable to the Fund or to any class of shares, are allocated to the Fund based upon the Fund's relative average net assets or another appropriate basis, as approved by the Trust's Board of Trustees. Once these expenses are allocated to the Fund, they are sub-allocated to the classes based on total settled shares outstanding for each class.

Direct expenses of the Fund are paid by the Fund and sub-allocated to the classes as described above.

Direct expenses of a class are allocated to that class unless otherwise directed by the Trust's Board of Trustees. For example, distribution fees, administrative servicing fees, transfer agent fees and wrapper premiums are borne by the specific class of shares to which they apply.

(F) USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

(G) WRAP CONTRACTS VALUATION

In order for the Fund to achieve its investment objective of maintaining a stable net asset value per share, the Fund has entered into book value maintenance agreements ("wrap contracts") with the following institutions: Bank of America NT&SA, Deutsche Bank America, and Transamerica Life Insurance Company (collectively

10               MORLEY CAPITAL ACCUMULATION FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                OCTOBER 31, 1999
--------------------------------------------------------------------------------

the "wrap providers"). The wrap contracts obligate the wrap providers and the Fund to make payments in specified circumstances , and allow the Fund under most circumstances to maintain net asset value at $10.00 per share.

(H) CAPITAL SHARE TRANSACTIONS

Transactions in class level shares of the Funds were as follows:

                               CAPITAL TRANSACTIONS
                               --------------------
                               FOR THE PERIOD FROM
                               FEBRUARY 1, 1999 TO
                                 OCTOBER 31, 1999
                               --------------------
ISC SHARES:
  Proceeds from shares
    issued...................       $2,536,393
  Dividends reinvested.......           36,448
  Cost of shares redeemed....       (1,522,286)
                                    ----------
    Change in net assets.....       $1,050,555
                                    ==========
IC SHARES:
  Proceeds from shares
    issued...................       $5,000,556
  Dividends reinvested.......          130,476
  Cost of shares redeemed....               --
                                    ----------
    Change in net assets.....       $5,131,032
                                    ==========
IRA SHARES:
  Proceeds from shares
    issued...................       $1,787,771
  Dividends reinvested.......           40,794
  Cost of shares redeemed....              (35)
                                    ----------
    Change in net assets.....       $1,828,530
                                    ==========
                                SHARE TRANSACTIONS
                               --------------------
                               FOR THE PERIOD FROM
                               FEBRUARY 1, 1999 TO
                                OCTOBER 31, 1999
                               --------------------
ISC SHARES:
  Issued.....................          253,639
  Reinvested.................            3,645
  Redeemed...................         (152,228)
                                    ----------
      Change in shares.......          105,056
                                    ==========
IC SHARES:
  Issued.....................          500,055
  Reinvested.................           13,048
  Redeemed...................               --
                                    ----------
      Change in shares.......          513,103
                                    ==========
IRA SHARES:
  Issued.....................          178,777
  Reinvested.................            4,080
  Redeemed...................               (4)
                                    ----------
      Change in shares.......          182,853
                                    ==========

2. TRANSACTIONS WITH AFFILIATES

Union Bond & Trust Company ("UBT") provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement. UBT is a majority owned subsidiary of Morley Financial Services, Inc., a wholly owned subsidiary of Villanova Capital, Inc., which is a majority owned subsidiary of Nationwide Financial Services ("NFS"). Under the terms of the Investment Advisory Agreement, UBT is entitled to an advisory fee of 0.35% of the Fund's average daily net assets. UBT has voluntarily agreed to waive 0.10% of the fee until further written notice to the shareholders. For the period ended October 31, 1999, investment advisory fees for UBT were $14,495, of which $4,141 was waived.

Fees may be waived or expenses reimbursed in order to maintain expense ratios at or below stated expense caps. For the period ended October 31, 1999, Fund expenses were limited to 0.95% for ISC Shares, 0.55% for IC Shares, and 0.95% for IRA Shares. During the period ended October 31, 1999, fees were waived or expenses were reduced as per the following table:

  TOTAL                               TOTAL FEES      NET
  FUND        FEES         FEES        WAIVED/        FUND
EXPENSES     WAIVED*    REIMBURSED    REIMBURSED    EXPENSES
---------    -------    ----------    ----------    --------
$192,420     $14,495     $148,642      $163,137     $29,283

* Advisory fees.

Each fee waiver or expense reimbursement by UBT is subject to possible reimbursement by the Fund. UBT is entitled to such reimbursements, in whole or in part, in any fiscal year during which the total Fund assets are

                MORLEY CAPITAL ACCUMULATION FUND ANNUAL REPORT                11

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                OCTOBER 31, 1999
--------------------------------------------------------------------------------

greater than $50,000,000, and expenses are below the stated caps. Such reimbursements to UBT are subject to quarterly approval by the Trust's Board of Trustees. UBT is only entitled to recover reimbursements for three fiscal years from inception and only if such reimbursement could be done under stated expense caps.

Nationwide Advisory Services, Inc. ("NAS"), an indirect subsidiary of NFS, is the Distributor of the Fund and may receive fees for distribution and/or shareholder services pursuant to a Rule 12b-1 Distribution Plan approved by the Trust's Board of Trustees. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for ISC Shares and 0.25% for IRA Shares. During the period ended October 31, 1999, the Fund paid distribution fees totaling $4,070.

On September 1, 1999, Villanova SA Capital Trust ("VSA"), a subsidiary of Villanova Capital, Inc., replaced NAS as administrator. Pursuant to a Fund Administration Agreement, VSA receives fees from the Fund calculated daily and paid monthly. This fee is based on average daily net assets of the Fund at an annual rate of 0.07% on the first $250 million, 0.05% on the next $750 million, and 0.04% on $1 billion and more. The Fund Administration fee is subject to a minimum of $50,000 per year. This minimum was waived by NAS and/or VSA for the period ended October 31, 1999.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA serves as Transfer and Dividend Disbursing Agent for the Fund. For these services, NISI receives fees at an annual rate of 0.01% based on average daily net assets of each class.

Also on September 1, 1999, VSA entered into an agreement with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agent services.

As stated above, on September 1, 1999, NAS was replaced by VSA as administrator. Fund administration fees paid by the Fund prior to that date were paid to NAS. After September 1, 1999, fund administration fees were paid to VSA. The information provided in this report relates to the total fund administration fees paid by the Fund for the fiscal period ended October 31, 1999.

Pursuant to a servicing agreement, financial institutions or other service providers including Nationwide Financial Services, Inc., may receive fees under the terms of an Administrative Services Plan for providing administrative support services including but not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Funds, and other such services. These fees are based on an annual rate of up to 0.15% of the average daily net assets of the ISC and IRA Shares. During the period ended October 31, 1999, the Fund paid no administrative servicing fees.

A redemption fee of 2.0% may be incurred (on the amount redeemed) by a shareholder if the shareholder redeems shares when the yield of the Fund (computed before subtraction of expenses) has fallen, and remains, below the Dealer Commercial Paper 90-day Index. The redemption fee will be retained by the Fund to help minimize the impact such redemptions may have on Fund performance and to support administrative costs associated with redemptions from the Fund. Additionally, the fee may discourage market timing by those shareholders initiating redemptions to take advantage of short-term movements in interest rates. During the period ended October 31, 1999, the events that would trigger the imposition of a redemption fee did not occur and the Fund did not collect any redemption fees.

12               MORLEY CAPITAL ACCUMULATION FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        MORLEY CAPITAL ACCUMULATION FUND

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                OCTOBER 31, 1999
--------------------------------------------------------------------------------

3. BANK LOANS

NMF has an unsecured bank line of credit of $50,000,000 for the purpose of funding redemptions. Borrowings under these arrangements bear interest at the Federal Funds rate plus 0.50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required.

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 1999, there were no purchases, sales, or maturities of non-U.S. Government securities. Purchases and maturities of U.S. Government Securities were as follows:

       U.S. GOVERNMENT SECURITIES
----------------------------------------
PURCHASES                    MATURITIES
----------                   -----------
$8,210,325                    $460,667

Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized depreciation for investments, based on cost for federal income tax purposes, at October 31, 1999, are the following components:

   GROSS                GROSS                  NET
 UNREALIZED           UNREALIZED            UNREALIZED
APPRECIATION        (DEPRECIATION)        (DEPRECIATION)
------------        --------------        --------------
  $     --            $(178,390)            $(178,390)

5. YEAR 2000 (UNAUDITED)

UBT, VSA and NAS have developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. UBT, VSA and NAS have completed an inventory and assessment of all computer systems and have implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. UBT, VSA and NAS have also tested each application for its Year 2000 Compliance.

Systems supporting the Fund's infrastructure, such as telecommunications, voice and networks, have also been tested, renovated or replaced, and are compliant. UBT's, VSA's and NAS' assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips.

In addition to resolving internal Year 2000 readiness issues, UBT, VSA and NAS are surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant. UBT, VSA and NAS continue their efforts to identify external risk factors and have developed contingency plans as part of their ongoing risk-management strategy.

                 MORLEY CAPITAL ACCUMULATION FUND ANNUAL REPORT               13

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders
  Nationwide Mutual Funds:

We have audited the accompanying statement of assets and liabilities of Nationwide Mutual Funds-Morley Capital Accumulation Fund (the Fund), including the statement of investments, as of October 31, 1999, and the related statement of operations, statement of changes in net assets and financial highlights for the period from February 1, 1999 (commencement of operations) to October 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the period from February 1, 1999 (commencement of operations) to October 31, 1999, in conformity with generally accepted accounting principles.

KPMG LLP

Columbus, Ohio
December 17, 1999

14               MORLEY CAPITAL ACCUMULATION FUND ANNUAL REPORT